Note 13 - Stockholders' Equity (deficit) (Details) - USD ($)				1 Months Ended	3 Months Ended					6 Months Ended	12 Months Ended
	Jan. 14, 2016	Nov. 11, 2015	Nov. 10, 2015	Oct. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Dec. 31, 2015		Dec. 31, 2014		May 23, 2016	Feb. 11, 2016	Feb. 08, 2016	Nov. 15, 2015	Oct. 10, 2015	Jul. 10, 2015	Apr. 10, 2015	Feb. 09, 2015
Stock based compensation expense					$ 109,500					$ 485,467	$ 904,125		$ 1,012,500
Issuance of common stock, Value											$ 2,900,000	[1]	1,087,400	[2]
Issuance of common stock for compensation, Value													$ 1,012,500
CannasysColoradoMember
Percentage of Issued and Outstanding Shares Acqured in Connection with Merger													100.00%
Issuance1Member
Issuance of common stock, Value													$ 500,000
Issuance2Member
Issuance of common stock, Value													$ 387,400
Accounting Services Rendered
Stock price																	$ 0.25
Stock based compensation expense						$ 6,250
Stock issued for Accounting Services						25,000
Consulting Services Rendered
Stock price																$ 0.25
Stock based compensation expense						$ 15,625
Stock issued for Accounting Services						62,500
Common Stock
Stock Issued During Period, Shares, License Agreement											132,290
Issuance of common stock, Shares											10,000,000	[1]	3,685,667	[2]
Issuance of common stock, Value											$ 10,000	[1]	$ 3,686	[2]
Issuance of common stock for compensation, Shares													675,000
Issuance of common stock for compensation, Value													$ 675
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued													6,000,000
Merger acquisition, Shares													2,723,088
Shares Eliminated in Consolidation													1,601,912
Common Stock | Issuance1Member
Issuance of common stock, Shares													1,000,000
Common Stock | Issuance2Member
Issuance of common stock, Shares													645,667
Loyl.Me
Stock price																			$ 0.322	$ 1.04	$ 1.47	$ 2.00
Stock based compensation expense				$ 25,000			$ 25,000	$ 8,250	$ 50,000
Loyl.Me | Common Stock
Stock Issued During Period, Shares, License Agreement				77,640			24,038	5,612	25,000
Mile High Brands
Stock price		$ 0.29	$ 0.29
Shares purchased		10,000,000	10,000,000								10,000,000							10,000,000
Business Acquisition, Percentage of Voting Interests Acquired		49.00%	49.00%
Value of Original Investment		$ 2,900,000	$ 2,900,000
Mile High Brands | Common Stock
Shares Issued		10,000,000	10,000,000								10,000,000
Convurge, LLC
Stock Issued During Period, Shares, License Agreement						50,000
Stock price	$ 0.28
Stock based compensation expense						$ 14,000
Convurge, LLC | Common Stock
Stock Issued During Period, Shares, License Agreement	50,000
Brett Harris
Stock Issued During Period, Shares, License Agreement						300,000
Stock price						$ 0.22
Stock based compensation expense						$ 66,000
Tangiers Investment Group, LLC
Stock price															$ 0.06
Stock based compensation expense					$ 6,000
Tangiers Investment Group, LLC | Common Stock | Delay of Debt Conversion
Stock Issued During Period, Shares, Conversion of Convertible Securities					100,000
B44
Issuance of common stock, Value													$ 200,000
B44 | Common Stock
Issuance of common stock, Shares										176,087			2,040,000

[1]	for investment
[2]	for cash